Earnings Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Loss for basic and diluted earnings per share
Net loss	$ (7,373)	$ (353)	$ 800	$ (5,772)	$ (1,068)	$ (10,674)	$ (13,418)	$ (34,564)	$ (12,698)	$ (59,726)	$ (124,835)
Shares of Common stock and equivalents:
Weighted average shares basic									71,827	71,794	56,174
Effect of dilutive securities									0	0	0
Weighted average common shares - diluted	69,387	72,749	74,718	72,702	71,702	71,936	71,804	71,735	71,827	71,794	56,174
Basic loss per share (USD per share)	$ (0.11)	$ (0.01)	$ 0.01	$ (0.08)	$ (0.01)	$ (0.15)	$ (0.19)	$ (0.48)	$ (0.18)	$ (0.83)	$ (2.22)
Diluted loss per share (USD per share)	$ (0.11)	$ (0.01)	$ 0.01	$ (0.08)	$ (0.01)	$ (0.15)	$ (0.19)	$ (0.48)	$ (0.18)	$ (0.83)	$ (2.22)